Investment in an affiliate - Dingding Yiwei (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 01, 2015	Dec. 31, 2016	Dec. 31, 2015
Schedule of equity method investments
Investments in purchased common stock		$ 2,214	$ 13,950
Dingding Yiwei
Schedule of equity method investments
Business acquisition, percentage of voting interests acquired	60.00%
Aggregate consideration	$ 4,321
Loss on Investment in an Affiliate | Dingding Yiwei
Schedule of equity method investments
Provision for decline in value of investment		$ 4,321